Subsequent Events (Details) - USD ($)				1 Months Ended			3 Months Ended					9 Months Ended	12 Months Ended
	Nov. 27, 2023	Nov. 13, 2023	Nov. 01, 2023	Mar. 31, 2023	Mar. 30, 2023	Mar. 22, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Sep. 25, 2023	Aug. 29, 2023	Jun. 28, 2023	May 15, 2023	Dec. 31, 2021
Subsequent Events [Line Items]
Depositing per month												$ 35,000
Redemption value							$ 679,972	$ 1,014,375	$ 1,322,195	$ 458,596	$ 26,712,471		$ 29,388,057
Redemption value ,per share (in Dollars per share)							$ 10.6					$ 10.6	$ 10.21					$ 10.21
Cash Deposited In Trust Account	$ 35,000
Principal amount					$ 360,000	$ 150,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Depositing per month		$ 35,000	$ 120,000
Aggregate shares (in Shares)		3,636,456		6,103,350
Redemption value		$ 39,255,410
Redemption value ,per share (in Dollars per share)		$ 10.79
Principal amount	400,000				$ 360,000	$ 150,000
Price per share (in Dollars per share)					$ 10	$ 10
Trust account				$ 360,000
Subsequent one-month extension				$ 120,000
Business Combination [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)					$ 10		$ 12.5					$ 12.5		$ 10	$ 10	$ 10	$ 10
Business Combination [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Cash contribution	$ 35,000
Price per share (in Dollars per share)	$ 10